April 20, 2007

THE DREYFUS/LAUREL FUNDS, INC.: DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

Supplement to Statement of Additional Information Dated March 1, 2007

Effective as of the close of business on April 19, 2007, Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund ceased operations and shares of those Funds are no longer being offered.